Fees Summary	Sep. 03, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,670,000
Previously Paid Amount	0.00
Total Fee Amount	246.49
Total Offset Amount	0.00
Net Fee	246.49
Narrative - Max Aggregate Offering Price	$ 1,670,000
Final Prospectus	true